Income Taxes - Schedule of Statutory Federal Income Tax Rate to Actual Expense Based on Loss Before Income Taxes (Details)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Schedule of Statutory Federal Income Tax Rate to Actual Expense Based on Loss Before Income [Abstract] Taxes
Taxes calculated at federal rate	21.00%	21.00%
Permanent differences	(0.50%)
State tax, net of federal impact	3.90%	3.20%
Return to provision		(0.70%)
Other	(2.90%)
Change in valuation allowance	(21.50%)	(23.00%)
Provision for income taxes	0.00%	0.50%